Restricted Cash (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 157	$ 181	$ 756
Liquefaction Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 157	$ 181	$ 756